As filed with the Securities and Exchange Commission on

May 4, 2011

                                                    File Nos. 033-18516

    811-05387

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	45	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	46	[X]

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (201)912-2100

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 3rd day of May, 2011.

FRANKLIN MUTUAL SERIES FUNDS

(Registrant)

By:   /S/ David P. Goss

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Peter A. Langerman* Peter A. Langerman	Trustee and Chief Executive Officer-Investment Management Dated: May 3, 2011

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: May 3, 2011

Matthew T. Hinkle* Matthew T. Hinkle	Chief Financial Officer and Chief Accounting Officer Dated: May 3, 2011

Edward I. Altman* Edward I. Altman*	Trustee Dated: May 3, 2011

Ann Torre Bates*

Trustee
Ann Torre Bates	Dated: May 3, 2011

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: May 3, 2011

Gregory E. Johnson * Gregory E. Johnson	Trustee Dated: May 3, 2011

Keith E. Mitchell Keith E. Mitchell	Trustee Dated: May 3, 2011

Charles Rubens II Charles Rubens II	Trustee Dated: May 3, 2011

Larry D. Thompson*

Larry D. Thompson	Trustee Dated: May 3, 2011

Jan Hopkins Trachtman

Trustee
Jan Hopkins Trachtman	Dated: May 3, 2011

Robert E. Wade Robert E. Wade	Trustee Dated: May 3, 2011

*By:  /s/ David P. Goss

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

 EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase